Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS—85.5%
AUSTRALIA—5.6%
Australia & New Zealand Banking Group Ltd., (fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2033(a)(b)	AUD	1,000,000	$ 732,247
Commonwealth Bank of Australia, (fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(b)		1,000,000	732,554
Westpac Banking Corp.
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		700,000	519,324
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(b)		300,000	226,156
Total Australia			2,210,281
BARBADOS—0.5%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(b)		$210,000	209,097
BRAZIL—2.7%
BRF SA, 5.75%, 09/21/2050(a)(b)		200,000	165,682
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		200,000	218,499
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)		473,692	475,548
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(c)		194,291	215,611
Total Brazil			1,075,340
CANADA—1.6%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(a)(b)		119,000	121,014
Rogers Communications, Inc.
VRN, (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2027(a)(b)		275,000	274,715
VRN, (fixed rate to 02/14/2030, variable rate thereafter), 7.00%, 02/14/2030(b)		82,000	85,056
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(c)		50,000	51,153
TransAlta Corp., 5.88%, 02/01/2034(b)		83,000	83,066
Total Canada			615,004
COLOMBIA—1.3%
Ecopetrol SA, 8.88%, 01/13/2033(b)		105,000	112,861
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031(a)(b)		437,000	397,008
Total Colombia			509,869
DOMINICAN REPUBLIC—0.5%
AES Espana BV, 5.70%, 05/04/2028(a)(b)		202,000	200,380
FRANCE—2.9%
Altice France SA, 5.63%, 07/15/2032(a)(b)	EUR	76,220	87,924
	Shares or Principal Amount		Value

Banijay Entertainment SAS, 8.13%, 05/01/2029(a)(b)		$200,000	$ 207,812
BNP Paribas SA, VRN, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030(a)(d)		200,000	187,801
Forvia SE, 5.50%, 06/15/2031(a)(b)	EUR	100,000	122,935
Iliad Holding SAS, 8.50%, 04/15/2031(a)(b)		$200,000	214,164
Opal Bidco SAS, 5.50%, 03/31/2032(a)(b)	EUR	118,000	143,669
Societe Generale SA, VRN, (fixed rate to 05/26/2026, variable rate thereafter), 4.75%, 05/26/2026(a)(d)		$200,000	199,885
Total France			1,164,190
GEORGIA—1.4%
Georgian Railway JSC, 4.00%, 06/17/2028(a)(b)		359,000	342,487
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(d)		200,000	214,467
Total Georgia			556,954
GERMANY—2.9%
Aroundtown Finance SARL, VRN, (fixed rate to 08/07/2029, variable rate thereafter), 7.88%, 08/07/2029(d)		150,000	153,812
CT Investment GmbH, 6.38%, 04/15/2030(a)(b)	EUR	100,000	122,526
Deutsche Bank AG, VRN, (fixed rate to 10/30/2029, variable rate thereafter), 8.13%, 10/30/2029(a)(d)		200,000	261,063
Gruenenthal GmbH, 4.63%, 11/15/2031(a)(b)		100,000	119,934
IHO Verwaltungs GmbH, 8.750% Cash or 9.500% PIK, 05/15/2028(a)(b)		103,347	127,003
PrestigeBidCo GmbH, FRN, 5.77%, 07/01/2029(a)(b)(e)		100,000	119,423
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031(a)(b)		100,000	123,887
ZF Europe Finance BV, 7.00%, 06/12/2030(a)(b)		100,000	126,348
Total Germany			1,153,996
GREECE—0.6%
Eurobank SA, VRN, (fixed rate to 11/10/2033, variable rate thereafter), 6.25%, 11/10/2033(a)(d)		200,000	238,067
INDIA—2.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028(a)(b)(c)		$200,000	204,441
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(c)		173,320	170,105
Sammaan Capital Ltd., Series 6B, 9.00%, 09/26/2026	INR	50,000,000	533,768
Total India			908,314

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
INDONESIA—1.5%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(b)		$221,000	$ 222,273
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	365,384
Total Indonesia			587,657
IRELAND—1.6%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		150,000	154,024
GGAM Finance Ltd., 6.88%, 04/15/2029(a)(b)		87,000	90,009
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)(b)		144,000	150,916
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)(b)		112,000	118,130
Virgin Media O2 Vendor Financing Notes VII DAC, 8.88%, 07/15/2033(a)(b)	GBP	100,000	135,460
Total Ireland			648,539
ISRAEL—1.0%
Energean Israel Finance Ltd., 8.50%, 09/30/2033(a)(b)		$230,000	246,436
Leviathan Bond Ltd., 6.50%, 06/30/2027(a)(b)		161,323	162,803
Total Israel			409,239
ITALY—0.8%
Fibercop SpA, 7.72%, 06/04/2038(a)(b)		200,000	205,713
Gruppo San Donato SPA, 6.50%, 10/31/2031(a)(b)	EUR	100,000	120,174
Total Italy			325,887
JAMAICA—0.5%
NCB Financial Group Ltd., 11.00%, 07/31/2030(a)(b)		$200,000	204,000
JAPAN—0.4%
Nissan Motor Co. Ltd., 6.38%, 07/17/2033(a)(b)	EUR	117,000	143,552
KAZAKHSTAN—1.6%
KazMunayGas National Co. JSC, 5.75%, 04/19/2047(a)		$670,000	628,161
LUXEMBOURG—1.3%
Cidron Aida Finco SARL, 7.00%, 10/27/2031(a)(b)	EUR	160,000	193,793
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)(b)		100,000	126,398
SES SA, VRN, (fixed rate to 09/12/2029, variable rate thereafter), 5.50%, 09/12/2029(a)(b)		168,000	197,903
Total Luxembourg			518,094
MEXICO—4.8%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, (fixed rate to 01/18/2028, variable rate thereafter), 5.13%, 01/18/2028(a)(b)		$470,000	464,402
	Shares or Principal Amount		Value

Comision Federal de Electricidad, 6.05%, 01/28/2034(a)(b)		$200,000	$ 200,000
Petroleos Mexicanos
Series 14-2, 7.47%, 11/12/2026	MXN	1,472,800	83,400
Series 14-2, 7.47%, 11/12/2026		1,472,700	83,394
6.75%, 09/21/2047		$851,000	701,701
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		341,000	369,184
Total Mexico			1,902,081
NETHERLANDS—0.6%
Flora Food Management BV, 6.88%, 07/02/2029(a)(b)	EUR	100,000	117,268
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(b)		100,000	112,702
Total Netherlands			229,970
NIGERIA—0.5%
IHS Holding Ltd., 8.25%, 11/29/2031(a)(b)		$200,000	208,880
PERU—0.7%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		400,000	268,548
PHILIPPINES—0.7%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		260,000	263,374
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2030, variable rate thereafter), 7.75%, 05/06/2030(a)(d)(f)(g)(h)		250,000	–
SERBIA—0.5%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)(b)		200,000	200,716
SINGAPORE—1.4%
Avation Group S Pte. Ltd., 8.50%, 05/15/2031(a)(b)		200,000	196,691
Puma International Financing SA, 7.75%, 04/25/2029(a)(b)		331,000	342,869
Total Singapore			539,560
SLOVENIA—0.4%
Summer BidCo BV, 10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)	EUR	114,354	135,803
SOUTH AFRICA—2.7%
Eskom Holdings, 0.00%, 12/31/2032(i)	ZAR	28,700,000	725,387
Sasol Financing USA LLC, 5.50%, 03/18/2031(b)		$400,000	352,772
Total South Africa			1,078,159
SPAIN—0.3%
Telefonica Europe BV, VRN, (fixed rate to 02/24/2028, variable rate thereafter), 2.88%, 02/24/2028(a)(d)	EUR	100,000	116,867
SWITZERLAND—0.3%
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)(b)		$150,000	125,985

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
TOGO—0.5%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)		$200,000	$ 214,309
TRINIDAD—1.3%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(b)		291,000	298,668
Port of Spain Waterfront Development, 7.88%, 02/19/2040(a)(b)(c)		193,333	194,783
Total Trinidad			493,451
TURKEY—1.8%
Turkiye Sinai Kalkinma Bankasi AS, VRN, (fixed rate to 03/21/2029, variable rate thereafter), 9.75%, 03/21/2029(a)(d)		200,000	210,242
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		275,000	283,506
Yapi ve Kredi Bankasi AS, VRN, (fixed rate to 03/11/2031, variable rate thereafter), 7.55%, 03/11/2031(a)(b)		204,000	203,188
Total Turkey			696,936
UKRAINE—1.5%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)(g)		206,000	201,765
MHP Lux SA, 6.95%, 04/03/2026(a)(b)		218,000	217,795
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)		236,403	173,759
Total Ukraine			593,319
UNITED KINGDOM—3.8%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)(b)		124,000	123,271
CD&R Firefly Bidco PLC, 8.63%, 04/30/2029(a)(b)	GBP	100,000	143,099
Deuce Finco PLC, 7.00%, 11/20/2031(a)(b)		100,000	138,860
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		96,000	138,826
Market Bidco Finco PLC, 8.75%, 01/31/2031(a)(b)		100,000	134,367
Pinewood Finco PLC, 6.00%, 03/27/2030(a)(b)		116,000	160,666
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)	EUR	100,000	122,673
RAY Financing LLC, 6.50%, 07/15/2031(a)(b)		100,000	121,567
Sherwood Financing PLC, 9.63%, 12/15/2029(a)(b)	GBP	100,000	136,166
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2027(a)(b)		103,919	151,557
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)		100,000	136,588
Total United Kingdom			1,507,640
UNITED STATES—31.0%
Academy Ltd., 6.00%, 11/15/2027(a)(b)		$144,000	144,220
	Shares or Principal Amount		Value

Acushnet Co., 5.63%, 12/01/2033(a)(b)		$96,000	$ 96,902
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		273,000	163,800
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(a)(b)		74,000	77,316
Azorra Finance Ltd., 7.25%, 01/15/2031(a)(b)		35,000	36,657
Ball Corp., 4.25%, 07/01/2032(b)	EUR	159,000	192,560
Block, Inc.
5.63%, 08/15/2030(a)(b)		$86,000	87,534
6.00%, 08/15/2033(a)(b)		42,000	42,902
Builders FirstSource, Inc.
4.25%, 02/01/2032(a)(b)		105,000	100,079
6.75%, 05/15/2035(a)(b)		75,000	78,797
Cable One, Inc., 4.00%, 11/15/2030(a)(b)		178,000	129,558
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)(b)		4,000	4,130
6.50%, 02/15/2032(a)(b)		29,000	29,653
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		87,000	67,630
Carnival Corp., 5.13%, 05/01/2029(a)(b)		239,000	241,801
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/2030(a)(b)		163,000	155,714
7.00%, 02/01/2033(a)(b)		84,000	84,811
4.25%, 01/15/2034(a)(b)		264,000	222,998
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		97,000	85,578
Celanese U.S. Holdings LLC, 7.05%, 11/15/2030(b)(j)		181,000	191,489
Centene Corp.
4.25%, 12/15/2027(b)		98,000	97,417
3.00%, 10/15/2030(b)		171,000	153,151
Chart Industries, Inc., 7.50%, 01/01/2030(a)(b)		90,000	93,642
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030(a)(b)		42,000	39,602
10.88%, 01/15/2032(a)(b)		23,000	24,760
9.75%, 01/15/2034(a)(b)		57,000	59,427
Clearway Energy Operating LLC, 5.75%, 01/15/2034(a)(b)		98,000	98,357
Cloud Software Group, Inc., 9.00%, 09/30/2029(a)(b)		59,000	59,576
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(a)(b)		209,000	207,745
6.50%, 07/01/2032(a)(b)		84,000	77,134
Commercial Metals Co.
5.75%, 11/15/2033(a)(b)		27,000	27,451
6.00%, 12/15/2035(a)(b)		99,000	101,149
CoreWeave, Inc., 9.25%, 06/01/2030(a)(b)		74,000	72,845
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		119,000	52,540
Crescent Energy Finance LLC, 7.63%, 04/01/2032(a)(b)		71,000	70,424

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Crown Americas LLC, 5.88%, 06/01/2033(a)(b)		$96,000	$ 98,191
CSC Holdings LLC, 6.50%, 02/01/2029(a)(b)		200,000	128,059
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(b)		284,000	287,782
Dcli Bidco LLC, 7.75%, 11/15/2029(a)(b)		21,000	21,367
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)(b)		93,000	97,262
Discovery Communications LLC, 3.63%, 05/15/2030(b)		41,000	37,876
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)(b)		158,000	144,045
EnerSys, 6.63%, 01/15/2032(a)(b)		117,000	121,182
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)(b)		105,000	106,217
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(a)(b)		48,000	48,002
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)(b)		200,000	206,699
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030(b)		144,000	147,019
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)(b)		149,000	150,669
Hess Midstream Operations LP
6.50%, 06/01/2029(a)(b)		36,000	37,260
4.25%, 02/15/2030(a)(b)		99,000	96,703
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(a)(b)		102,000	98,300
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)(b)		109,000	111,878
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		200,000	213,626
Installed Building Products, Inc., 5.63%, 02/01/2034(a)(b)		81,000	81,466
IQVIA, Inc., 6.25%, 06/01/2032(a)(b)		103,000	107,012
Iron Mountain, Inc., 4.75%, 01/15/2034(a)(b)	EUR	200,000	231,312
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		$59,000	56,881
JH North America Holdings, Inc., 5.88%, 01/31/2031(a)(b)		76,000	77,294
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(a)(b)		22,000	22,538
Kodiak Gas Services LLC
6.50%, 10/01/2033(a)(b)		64,000	65,554
6.75%, 10/01/2035(a)(b)		34,000	35,131
Macy's Retail Holdings LLC, 7.38%, 08/01/2033(a)(b)		50,000	52,799
Magnera Corp., 7.25%, 11/15/2031(a)(b)		78,000	73,711
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		225,000	181,007
	Shares or Principal Amount		Value

Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)(b)		$292,000	$ 277,836
Men's Wearhouse LLC, 9.00%, 02/01/2031(a)(b)		9,000	9,360
Midcontinent Communications, 8.00%, 08/15/2032(a)(b)		91,000	87,557
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)(b)		100,000	102,706
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(a)(b)		41,000	39,831
MKS, Inc., 4.25%, 02/15/2034(a)(b)	EUR	100,000	118,531
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		$70,000	71,178
National Mentor Holdings, Inc., 10.50%, 12/15/2030(a)(b)		62,000	64,064
Navient Corp., 7.88%, 06/15/2032(b)		65,000	65,606
NCL Corp. Ltd.
5.88%, 01/15/2031(a)(b)		38,000	38,104
6.25%, 09/15/2033(a)(b)		74,000	74,409
Neptune Bidco U.S., Inc., 9.50%, 02/15/2033(a)(b)		17,000	17,311
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(b)		154,000	154,041
Newell Brands, Inc., 8.50%, 06/01/2028(a)(b)		108,000	113,232
Novelis Sheet Ingot GmbH, 3.38%, 04/15/2029(a)(b)	EUR	100,000	116,838
NRG Energy, Inc.
7.00%, 03/15/2033(a)(b)		$117,000	128,759
6.25%, 11/01/2034(a)(b)		89,000	91,367
OI European Group BV, 6.25%, 05/15/2028(a)(b)	EUR	100,000	121,640
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 05/15/2034(a)(b)		$200,000	195,436
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(a)(b)		158,000	161,470
Performance Food Group, Inc., 6.13%, 09/15/2032(a)(b)		83,000	85,246
Permian Resources Operating LLC
5.88%, 07/01/2029(a)(b)		88,000	88,296
6.25%, 02/01/2033(a)(b)		111,000	114,347
Post Holdings, Inc., 6.50%, 03/15/2036(a)(b)		84,000	84,076
Radiology Partners, Inc., 8.50%, 07/15/2032(a)(b)		37,000	38,849
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(a)(b)		113,000	114,713
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031(a)(b)		22,000	22,616
6.00%, 02/01/2033(a)(b)		92,000	94,835
Samsonite Finco SARL, 4.38%, 02/15/2033(a)(b)	EUR	100,000	118,112
Sirius XM Radio LLC, 4.13%, 07/01/2030(a)(b)		$102,000	96,188

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029(b)	$80,000	$ 76,816
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)(b)	23,000	23,470
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/2032(a)(b)	60,000	61,311
Somnigroup International, Inc., 3.88%, 10/15/2031(a)(b)	106,000	98,914
Staples, Inc., 10.75%, 09/01/2029(a)(b)	98,000	96,298
Sunoco LP
7.00%, 05/01/2029(a)(b)	36,000	37,434
5.63%, 03/15/2031(a)(b)	23,000	23,141
7.25%, 05/01/2032(a)(b)	56,000	59,227
5.88%, 03/15/2034(a)(b)	31,000	31,083
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)(b)	124,000	130,834
Tenet Healthcare Corp.
5.50%, 11/15/2032(a)(b)	173,000	174,781
6.00%, 11/15/2033(a)(b)	17,000	17,494
TransDigm, Inc.
6.63%, 03/01/2032(a)(b)	252,000	260,561
6.75%, 01/31/2034(a)(b)	11,000	11,385
U.S. Foods, Inc., 5.75%, 04/15/2033(a)(b)	245,000	249,236
Under Armour, Inc., 7.25%, 07/15/2030(a)(b)	56,000	57,191
United Rentals North America, Inc., 6.00%, 12/15/2029(a)(b)	112,000	114,784
Univision Communications, Inc.
8.00%, 08/15/2028(a)(b)	18,000	18,576
8.50%, 07/31/2031(a)(b)	108,000	112,629
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/2033(a)(b)	115,000	116,495
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(b)	51,000	48,451
6.25%, 01/15/2030(a)(b)	114,000	116,817
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)(b)	90,000	92,133
VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(d)	93,000	81,814
9.88%, 02/01/2032(a)(b)	171,000	180,798
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030(a)(b)	23,000	23,674
6.50%, 01/15/2034(a)(b)	30,000	31,134
6.50%, 06/15/2034(a)(b)	60,000	62,138
6.75%, 01/15/2036(a)(b)	30,000	31,448
Shares or Principal Amount			Value

Vistra Operations Co. LLC
4.38%, 05/01/2029(a)(b)		$126,000	$ 124,423
7.75%, 10/15/2031(a)(b)		71,000	75,127
Warnermedia Holdings, Inc., 5.05%, 03/15/2042(b)		70,000	49,175
Whirlpool Corp.
6.13%, 06/15/2030(b)		45,000	45,117
6.50%, 06/15/2033(b)		52,000	51,313
Total United States			12,297,967
UZBEKISTAN—1.2%
Jscb Agrobank, 9.25%, 10/02/2029(a)		200,000	219,146
Uzbekneftegaz JSC, 8.75%, 05/07/2030(a)		249,000	269,301
Total Uzbekistan			488,447
ZAMBIA—0.5%
First Quantum Minerals Ltd., 8.63%, 06/01/2031(a)(b)		200,000	210,090
Total Corporate Bonds			33,878,723
GOVERNMENT BONDS—49.9%
ANGOLA—1.5%
Angola Government International Bonds, 9.13%, 11/26/2049(a)		701,000	607,245
ARGENTINA—3.9%
Argentina Republic Government International Bonds
5.00%, 01/09/2038(b)(c)(j)		832,800	669,987
4.13%, 07/09/2046(b)(c)(j)		1,204,850	882,553
Total Argentina			1,552,540
BAHRAIN—0.5%
Bahrain Government International Bonds, 6.25%, 01/25/2051(a)		210,000	181,024
BARBADOS—0.5%
Barbados Government International Bonds, 8.00%, 06/26/2035(a)(b)(c)		175,000	187,539
BENIN—0.5%
Benin Government International Bonds, 8.38%, 01/23/2041(a)(c)		200,000	212,008
BRAZIL—3.4%
Brazil Government International Bonds, 7.13%, 01/20/2037		370,000	403,777
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	BRL	5,227,000	932,532
Total Brazil			1,336,309
CHILE—1.6%
Chile Government International Bonds, 4.34%, 03/07/2042(b)		$719,000	636,890
COLOMBIA—1.5%
Colombia TES, 9.25%, 05/28/2042	COP	2,757,800,000	580,749
DOMINICAN REPUBLIC—3.2%
Dominican Republic International Bonds
11.25%, 09/15/2035(a)(b)	DOP	19,200,000	343,305
5.88%, 01/30/2060(a)		$1,030,000	914,125
Total Dominican Republic			1,257,430

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
ECUADOR—0.7%
Ecuador Government International Bonds, 6.90%, 07/31/2035(a)(c)		$323,500	$ 294,708
EGYPT—3.8%
Egypt Government International Bonds
7.05%, 01/15/2032(a)		414,000	418,854
7.90%, 02/21/2048(a)		424,000	384,562
Egypt Treasury Bills, 21.63%, 06/02/2026	EGP	36,450,000	718,631
Total Egypt			1,522,047
EL SALVADOR—1.0%
El Salvador Government International Bonds, 9.65%, 11/21/2054(a)(b)(c)		$343,000	391,877
GHANA—0.2%
Ghana Government International Bonds
0.00%, 07/03/2026(a)(c)(i)		3,080	3,006
5.00%, 07/03/2029(a)(c)(j)		81,524	79,738
0.00%, 01/03/2030(a)(c)(i)		13,873	12,129
Total Ghana			94,873
HONDURAS—0.6%
Honduras Government International Bonds, 8.63%, 11/27/2034(a)(b)		200,000	230,026
HUNGARY—1.0%
Hungary Government Bonds, 6.75%, 10/22/2028	HUF	123,150,000	388,510
INDONESIA—3.2%
Indonesia Government International Bonds
7.75%, 01/17/2038(a)		$100,000	123,438
3.70%, 10/30/2049		935,000	690,881
Indonesia Treasury Bonds
7.00%, 09/15/2030	IDR	341,000,000	21,210
7.50%, 04/15/2040		6,535,000,000	419,509
Total Indonesia			1,255,038
IVORY COAST—1.2%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(c)	EUR	444,000	486,844
JORDAN—0.9%
Jordan Government International Bonds, 7.50%, 01/13/2029(a)		$324,000	340,332
KENYA—1.0%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(a)		422,000	404,996
KYRGYZSTAN—0.5%
Kyrgyz Republic International Bonds, 7.75%, 06/03/2030(a)		200,000	207,704
	Shares or Principal Amount		Value

MALAYSIA—2.6%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR	1,100,000	$ 291,169
3.83%, 07/05/2034		800,000	206,988
3.76%, 05/22/2040		1,000,000	252,561
4.07%, 06/15/2050		1,100,000	282,477
Total Malaysia			1,033,195
MEXICO—0.7%
Mexico Bonos, 7.75%, 11/13/2042	MXN	5,145,500	256,916
NIGERIA—1.0%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		$435,000	406,870
OMAN—3.9%
Oman Government International Bonds, 7.00%, 01/25/2051(a)		1,400,000	1,563,021
PERU—3.3%
Peru Government International Bonds, 6.90%, 08/12/2037(a)	PEN	4,138,000	1,293,921
POLAND—1.1%
Republic of Poland Government Bonds, 1.75%, 04/25/2032	PLN	1,894,000	452,278
SOUTH AFRICA—3.3%
Republic of South Africa Government Bonds, 8.75%, 01/31/2044	ZAR	8,279,700	504,511
Republic of South Africa Government International Bonds
7.10%, 11/19/2036(a)		$400,000	423,945
5.00%, 10/12/2046		516,000	392,962
Total South Africa			1,321,418
TURKEY—2.3%
Istanbul Metropolitan Municipality, 10.50%, 12/06/2028(a)(b)		200,000	219,616
Turkiye Government Bonds, 10.28%, 09/15/2027	TRY	21,935,400	374,762
Turkiye Government International Bonds, 9.38%, 01/19/2033		$271,000	314,501
Total Turkey			908,879
UZBEKISTAN—0.5%
National Bank of Uzbekistan, 8.50%, 07/05/2029(a)(b)		200,000	216,430
ZAMBIA—0.5%
Zambia Government International Bonds, 5.75%, 06/30/2033(a)(c)(j)		182,916	178,932
Total Government Bonds			19,800,549
COMMON STOCKS—0.0%
CHINA—0.0%
Kaisa Group Holdings Ltd.(k)		8,581	103
FRANCE—0.0%
Luxco Co. Ltd.(h)(k)		517	6,588
Total Common Stocks			6,691
WARRANTS—0.0%
BRAZIL —0.0%
OAS SA(b)(g)(h)(k)		61,465	–

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
WARRANTS (continued)
UNITED STATES—0.0%
OAS Restructuring BVI Ltd.(b)(h)(k)	73,666	$ –
Total Warrants		–
SHORT-TERM INVESTMENT—3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(l)	1,280,231	1,280,231
Total Short-Term Investment		1,280,231
Total Investments (Cost $53,482,523)—138.6%		54,966,194
Long Term Debt Securities		(16,800,000)
Other Assets in Excess of Liabilities—3.8%		1,487,471
Net Assets—100.0%		$39,653,665

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2026.
(f)	Security is in default.
(g)	The Fund’s investment manager has deemed this security to be illiquid based upon procedures approved by the Board of Directors. Illiquid securities held by the Fund represent 1.5% of net assets as of January 31, 2026.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(i)	Zero coupon bond.
(j)	Step bond. Rate disclosed is as of January 31, 2026.
(k)	Non-income producing security.
(l)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
Amounts listed as “–” are $0 or round to $0.

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind
PLC	Public Limited Company
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
VRN	Variable Rate Note
ZAR	South African Rand
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2026
abrdn Global Income Fund, Inc.

As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/06/2026	UBS AG	AUD	5,450,729	USD	3,541,350	$3,795,593	$254,243
04/30/2026	HSBC Bank PLC	AUD	5,450,729	USD	3,815,252	3,794,355	(20,897)
British Pound/United States Dollar
02/13/2026	UBS AG	GBP	97,144	USD	132,844	132,926	82
Euro/United States Dollar
02/13/2026	HSBC Bank PLC	EUR	99,783	USD	117,091	118,333	1,242
Singapore Dollar/United States Dollar
02/06/2026	Standard Chartered Bank	SGD	3,000,000	USD	2,307,657	2,358,802	51,145
04/17/2026	Standard Chartered Bank	SGD	3,000,000	USD	2,379,853	2,370,207	(9,646)
Total						$12,570,216	$276,169

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/06/2026	HSBC Bank PLC	USD	3,816,481	AUD	5,450,729	$3,795,593	$20,888
United States Dollar/British Pound
02/13/2026	Deutsche Bank AG	USD	136,890	GBP	99,674	136,387	503
02/13/2026	Deutsche Bank AG	USD	1,646,174	GBP	1,219,388	1,668,523	(22,349)
02/13/2026	HSBC Bank PLC	USD	150,333	GBP	111,814	152,998	(2,665)
United States Dollar/Euro
02/13/2026	Morgan Stanley & Co.	USD	320,191	EUR	268,191	318,047	2,144
02/13/2026	Morgan Stanley & Co.	USD	4,758,361	EUR	4,063,032	4,818,360	(59,999)
02/13/2026	UBS AG	USD	195,158	EUR	167,782	198,973	(3,815)
United States Dollar/Polish Zloty
02/13/2026	HSBC Bank PLC	USD	367,894	PLN	1,326,000	373,197	(5,303)
United States Dollar/Singapore Dollar
02/06/2026	Standard Chartered Bank	USD	2,368,443	SGD	3,000,000	2,358,802	9,641
Total						$13,820,880	$(60,955)
Unrealized appreciation on forward foreign currency exchange contracts							$339,888
Unrealized depreciation on forward foreign currency exchange contracts							$(124,674)

*	Certain contracts with different trade dates and like characteristics have been shown net.

As of January 31, 2026, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,350,000	03/17/2033	Morgan Stanley	Receive	1-day SOFR	3.38%	Annually	$-	$191,569	$191,569
USD	4,700,000	08/23/2029	Morgan Stanley	Receive	1-day SOFR	3.40%	Annually	(31)	18,624	18,655
USD	4,750,000	03/17/2032	Morgan Stanley	Receive	1-day SOFR	3.40%	Annually	33,975	56,525	22,550
								$33,944	$266,718	$232,774

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value ("NAV") as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
9

Notes to Portfolio of Investments  (concluded)
January 31, 2026 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10